Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on October 5, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the final prospectus relating to the IPO to purchase up to 2,325,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On October 8, 2021, the underwriter partially exercised its over-allotment option and purchased 2,000,000 units at $10.00 per unit.

The underwriter was paid a cash underwriting discount of $0.20 per unit, or $3,100,000 in the aggregate at the closing of the IPO, of which $465,000 was reimbursed to the Company to pay for additional advisors. The underwriter agreed to defer any additional fees related to the exercise of the over-allotment option until the Company completes a Business Combination. As such, $400,000 of additional underwriting fees related to the over-allotment have been deferred. In addition, the underwriter is entitled to deferred underwriting commissions of $0.50 per unit, or $8,750,000 ($9,150,000 in the aggregate when including the $400,000 noted above) from the closing of the IPO. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On June 4, 2023, the Company entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), by and among the Company, PBCE Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and CERo Therapeutics, Inc., a Delaware corporation (“CERo”).

At the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of CERo common stock, par value $0.0001 per share (the “CERo common stock”) will be cancelled and converted into (a) the right to receive a number of shares of PBAX Class A common stock, par value $0.0001 per share (“Class A common stock”), equal to $50,000,000, minus the Aggregate Liquidation Preference (as defined in the Business Combination Agreement), divided by the Fully Diluted Company Capitalization (as defined in the Business Combination Agreement), divided by $10.00 (the “Exchange Ratio”) and (b) the right to receive a portion of up to 1,200,000 additional shares of Class A common stock if certain trading price hurdles are achieved or a Change of Control (as defined in the Business Combination Agreement) occurs within four years after the Closing (“Earnout Shares”); (ii) each outstanding option to purchase CERo common stock (each, a “CERo option”) will be converted into an option to purchase a number of shares of Class A common stock, equal to (A) the number of shares of CERo common stock subject to such option immediately prior to the Effective Time, multiplied by (B) the Exchange Ratio, at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio; in each case, rounded down to the nearest whole share, and rounded up to the nearest whole cent in the case of the exercise price of the CERo options; (iii) each outstanding share of CERo preferred stock, par value

$0.0001 per share (the “CERo preferred stock”), will be converted into a number of shares of Class A common stock, equal to the number of shares of Class A common stock obtained by dividing the liquidation preference thereof by $10.00 and the contingent right to receive such holder’s Earn-Out Pro Rata Portion (as defined in the Business Combination Agreement), and (iv) each warrant to purchase CERo preferred stock (each, a “CERo warrant”) outstanding as of immediately prior to the Effective Time will be converted into a warrant to acquire a number of shares of Class A common stock equal to the number of shares of CERo preferred stock subject to the corresponding warrant immediately prior to the Effective Time, multiplied by the Aggregate Liquidation Preference of such underlying shares of CERo preferred stock, and divided by $10.00, with the exercise price per share for such warrant equal to (A) the current aggregate exercise price of such warrant (the current exercise price per share of CERo preferred stock applicable to the corresponding warrant immediately prior to the Effective Time, multiplied by the number of shares of CERo preferred stock issuable upon exercise thereof), divided by (B) the number of shares of Class A common stock issuable upon exercise thereof. Subject to certain exceptions, such terms and conditions applicable to a New CERo warrant will be the same terms and conditions as were applicable to a CERo warrant immediately prior to the Effective Time. The Company will issue an aggregate of approximately 5.0 million shares of Class A common stock to the holders of CERo common stock and CERo preferred stock as consideration in the Business Combination.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor, as the sole holder of the Class B common stock, and each of the Company’s officers and directors entered into a support agreement with the Company and CERo (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, the Sponsor agreed to vote, at any meeting of the stockholders of the Company and in any action by written consent of the stockholders of the Company, all of its shares of Class B common stock (together with any other equity securities of the Company that it holds of record or beneficially, as of the date of the Sponsor Support Agreement, or of which it acquires record or beneficial ownership after the date thereof, the “Subject Company Shares”) (i) in favor of (a) the Business Combination Agreement and the transactions contemplated thereby and (b) the other proposals that the Company and CERo agreed in the Business Combination Agreement shall be submitted at such meeting for approval by the Company’s stockholders (together with the proposal to obtain the Company Stockholder Approval, the “Required Transaction Proposals”) and (ii) against any proposal that conflicts or materially impedes or interferes with any Required Transaction Proposals or that would adversely affect or delay the Business Combination. The Sponsor Support Agreement also prohibits the Sponsor from, among other things and subject to certain exceptions, transferring any Subject Company Shares held by the Sponsor or taking any action that would have the effect of preventing or materially delaying the Sponsor from performing its obligations under the Sponsor Support Agreement, until the earlier of the Closing or the termination of the Sponsor Support Agreement according to its terms. On July 3, 2023, the Sponsor delivered notice of conversion of an aggregate of 4,596,250 shares of Class B common stock into an equal number of shares of Class A common stock. Following the Conversion, the Sponsor held an aggregate of 5,296,246 shares of Class A common stock, all of which are subject to the Sponsor Support Agreement.

CERo Support Agreements

In connection with the execution of the Business Combination Agreement, certain CERo stockholders (the “CERo Supporting Stockholders”) entered into support agreements with CERo (the “CERo Support Agreements”). Under the CERo Support Agreements, each CERo Supporting Stockholder agreed as promptly as practicable following the time at which the Registration Statement/Proxy Statement shall have been declared effective and made available to such CERo Supporting Stockholders, to execute and deliver a written consent with respect to all outstanding shares of CERo common stock and CERo preferred stock held by such CERo Supporting Stockholder (the “Subject CERo Shares”) approving the Business Combination Agreement and the transactions contemplated thereby (including the Business Combination). In addition to the foregoing, each CERo Supporting Stockholder agreed that, at any meeting of the holders of CERo capital stock, each such CERo Supporting Stockholder will appear at the meeting, in person or by proxy, and cause its Subject CERo Shares to be counted as present thereat for purposes of calculating a quorum and voted (i) to approve and adopt the Business Combination Agreement, the transactions contemplated thereby (including the Business Combination), and any other matters necessary or reasonably requested by CERo for consummation of the Business Combination, and (ii) against any proposal that conflicts or materially impedes or interferes with, or would adversely affect or delay, the consummation of the transactions contemplated by the Business Combination Agreement (including the Business Combination).

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on October 5, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement, requiring the Company to register such securities and any other securities of the Company acquired by them prior to the consummation of a Business Combination for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the final prospectus relating to the IPO to purchase up to 2,325,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On October 8, 2021, the underwriter partially exercised its over-allotment option and purchased 2,000,000 units at $10.00 per unit.

The underwriter was paid a cash underwriting discount of $0.20 per unit, or $3,100,000 in the aggregate at the closing of the IPO, of which $465,000 was reimbursed to the Company to pay for additional advisors. The underwriter agreed to defer any additional fees related to the exercise of the over-allotment option until the Company completes a Business Combination. As such, $400,000 of additional underwriting fees related to the over-allotment have been deferred. In addition, the underwriter is entitled to deferred underwriting commissions of $0.50 per unit, or $8,750,000 ($9,150,000 in the aggregate when including the $400,000 noted above) from the closing of the IPO. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.